Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense for Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023 remaining	$ 1,705
2023	6,811	$ 6,822	$ 1,260
2024	5,291	6,811	1,260
2025	4,527	5,291	1,260
2026		4,527	1,160
2026 (as of june 30, 2021)			1,160
Thereafter	3,974	3,973
Total estimated amortization expense	$ 22,308	$ 27,424	$ 6,100